                                     [logo]
                                 Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-4

                               SEMI-ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                                 JUNE 30, 1999


                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO

                                     [Logo]
                                   Nationwide
                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                             [Picture of President]
                              PRESIDENT'S MESSAGE

            On behalf of Nationwide Life Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide Variable Account-4.

            Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

            At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

            Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.

                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 19, 1999

--------------------------------------------------------------------------------
                          NATIONWIDE VARIABLE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1999
                                   (UNAUDITED)



ASSETS:

   Investments at market value:

      Greenwich SSF - Intermediate High Grade Portfolio (GSSFIHiGr)
        1,584 shares (cost $16,860)............................................................ $     15,537

      Greenwich SSF - Total Return Portfolio (GSSFTotRt)
        14,567 shares (cost $251,367)..........................................................      282,310

      Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro)
         1,129,193 shares (cost $16,017,102)...................................................   13,753,574

      Smith Barney VAF - The Reserve Account Portfolio (SBVAFResAcct)
         5,670 shares (cost $47,261)...........................................................       41,732

      Smith Barney VAF - The U.S. Government/~High Quality Securities Portfolio (SBVAFUSGovHQ)
         81,912 shares (cost $989,920).........................................................      854,342

      Travelers Series Fund Inc. - Smith Barney International Equity Portfolio (TSFSBIntEq)
         14,310 shares (cost $197,407).........................................................      210,495

      Travelers Series Fund Inc. - Smith Barney Large Cap Value Portfolio (TSFSBLgCapVal)
         9,125 shares (cost $184,267)..........................................................      194,733

      Travelers Series Fund Inc. - Smith Barney Money Market Portfolio (TSFSBMMkt)
         133,163 shares (cost $133,163) ......................................................       133,163
                                                                                                ------------

            Total investments.................................................................    15,485,886

   Accounts receivable........................................................................            74
                                                                                                ------------

            Total assets......................................................................    15,485,960

ACCOUNTS PAYABLE .............................................................................        40,626
                                                                                                ------------

CONTRACT OWNERS' EQUITY.......................................................................  $ 15,445,334
                                                                                                ============


                                                                                                                   PERIOD
Contract owners' equity represented by:                       UNITS         UNIT VALUE                             RETURN*
                                                             --------       ----------                            ---------

   Contracts in accumulation phase:

      Greenwich SSF - Intermediate High
      Grade Portfolio:
         Non-tax qualified.............................        1,364        $ 11.388468       $     15,534          (3)%

      Greenwich SSF - Total Return Portfolio:
         Tax qualified ................................        3,647          17.402392             63,467           17%
         Non-tax qualified.............................       12,563          17.402392            218,626           17%

      Smith Barney VAF - The Income and
      Growth Portfolio:
         Tax qualified.................................       78,630          33.466061          2,631,436            7%
         Non-tax qualified.............................      324,858          33.466061         10,871,718            7%

      Smith Barney VAF - The Reserve
      Account Portfolio:
         Tax qualified.................................          225          13.507580              3,039          (1)%
         Non-tax qualified.............................        2,865          13.507580             38,699          (1)%

      Smith Barney VAF - The U.S. Government/
      High Quality Securities Portfolio:
         Tax qualified.................................        6,913          16.004588            110,640            0%
         Non-tax qualified.............................       46,225          16.004588            739,812            0%

      Travelers Series Fund Inc. - Smith Barney
      International Equity Portfolio:
         Tax qualified.................................        4,032          13.293017             53,597            7%
         Non-tax qualified.............................       11,803          13.293017            156,897            7%

      Travelers Series Fund Inc. - Smith Barney
      Large Cap Value Portfolio:
         Tax qualified.................................        5,403          16.657905             90,003            9%
         Non-tax qualified.............................        6,282          16.657905            104,645            9%

      Travelers Series Fund Inc. - Smith Barney
      Money Market Portfolio:
         Non-tax qualified.............................       11,653          11.434073            133,241            2%
                                                             =======        ===========

   Reserves for annuity contracts in payout phase:
         Tax qualified.................................                                              9,309
         Non-tax qualified.............................                                            204,671
                                                                                              ------------
                                                                                              $ 15,445,334
                                                                                              ============



* The period return does not include contract charges satisfied by surrendering units.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-4

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                                   TOTAL                       GSSFIHiGR
                                                      ------------------------------  ------------------------------
                                                            1999            1998            1999            1998
                                                      --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      238,384         517,933           2,419           2,008
  Mortality, expense and administration
    charges (note 2) ..............................         (100,818)       (124,866)           (206)           (402)
                                                      --------------  --------------  --------------  --------------
    Net investment activity........................          137,566         393,067           2,213           1,606
                                                      --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold............        1,531,864       3,759,460          16,272          88,308
  Cost of mutual fund shares sold..................       (1,480,165)     (3,291,426)        (17,974)        (84,660)
                                                      --------------  --------------  --------------  --------------
    Realized gain (loss) on investments............           51,699         468,034          (1,702)          3,648
  Change in unrealized gain (loss) on investments .       (1,550,893)     (3,282,815)         (1,715)         (3,271)
                                                      --------------  --------------  --------------  --------------
    Net gain (loss) on investments.................       (1,499,194)     (2,814,781)         (3,417)            377
                                                      --------------  --------------  --------------  --------------
  Reinvested capital gains.........................        2,408,668       4,181,528               -               -
                                                      --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........        1,047,040       1,759,814          (1,204)          1,983
                                                      --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................              996         271,398               -               -
  Transfers between funds..........................                -               -         (16,062)              -
  Redemptions......................................       (1,169,345)     (3,423,562)              -         (87,790)
  Annuity benefits.................................          (15,504)         (9,203)              -               -
  Annual contract maintenance charge (note 2) .....           (3,209)         (4,294)             (3)            (24)
  Contingent deferred sales charges (note 2) ......             (548)         (2,248)              -             (61)
  Adjustments to maintain reserves.................          (40,182)         (7,878)              1               -
                                                      --------------  --------------  --------------  --------------
      Net equity transactions......................       (1,227,792)     (3,175,787)        (16,064)        (87,875)
                                                      --------------  --------------  --------------  --------------

Net change in contract owners' equity..............         (180,752)     (1,415,973)        (17,268)        (85,892)
Contract owners' equity beginning of period .......       15,626,086      19,984,801          32,802         117,924
                                                      --------------  --------------  --------------  --------------
contract owners' equity end of period..............   $   15,445,334      18,568,828          15,534          32,032
                                                      ==============  ==============  ==============  ==============




                                                                  GSSFTotRt                      SBVAFIncGro
                                                       ------------------------------  ------------------------------
                                                            1999            1998             1999            1998
                                                       -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................            7,223            6,084         222,144         396,148
  Mortality, expense and administration
    charges (note 2) ..............................           (1,796)          (1,687)        (89,289)       (103,017)
                                                       -------------   --------------  --------------  --------------
    Net investment activity........................            5,427            4,397         132,855         293,131
                                                       -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold............           41,763           26,069       1,082,671       2,502,573
  Cost of mutual fund shares sold..................          (35,627)         (22,259)     (1,008,330)     (2,058,018)
                                                       -------------   --------------  --------------  --------------
    Realized gain (loss) on investments............            6,136            3,810          74,341         444,555
  Change in unrealized gain (loss) on investments .           20,717           (4,939)     (1,629,813)     (3,156,361)
                                                       -------------   --------------  --------------  --------------
    Net gain (loss) on investments.................           26,853           (1,129)     (1,555,472)     (2,711,806)
                                                       -------------   --------------  --------------  --------------
  Reinvested capital gains.........................           10,901            7,312       2,393,212       4,050,640
                                                       -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........           43,181           10,580         970,595       1,631,965
                                                       -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................              248           16,242             248         249,844
  Transfers between funds..........................          (12,156)           4,320         (95,489)        (46,471)
  Redemptions......................................             (679)         (24,437)       (849,571)     (2,445,012)
  Annuity benefits.................................                -                -         (14,758)         (8,422)
  Annual contract maintenance charge (note 2) .....              (26)             (40)         (2,814)         (3,624)
  Contingent deferred sales charges (note 2) ......                -                -             (57)         (1,256)
  Adjustments to maintain reserves.................             (202)             (19)        (39,913)         (7,914)
                                                       -------------   --------------  --------------  --------------
      Net equity transactions......................          (12,816)          (3,934)     (1,002,354)     (2,262,855)
                                                       -------------   --------------  --------------  --------------

Net change in contract owners' equity..............           30,365            6,646         (31,759)       (630,890)
Contract owners' equity beginning of period .......          251,728          256,325      13,745,003      16,234,330
                                                       -------------   --------------  --------------  --------------
contract owners' equity end of period..............          282,093          262,971      13,713,244      15,603,440
                                                       =============   ==============  ==============  ==============




                         NATIONWIDE VARIABLE ACCOUNT-4

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                  (UNAUDITED)

                                                              SBVAFResAcct                    SBVAFUSGovHQ
                                                     ------------------------------  ------------------------------
                                                           1999           1998            1999            1998
                                                     --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................  $            -           2,677           2,850          90,126
  Mortality, expense and administration
    charges (note 2) ..............................            (349)           (578)         (5,927)         (8,898)
                                                     --------------  --------------  --------------  --------------
    Net investment activity........................            (349)          2,099          (3,077)         81,228
                                                     --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold............          14,692          21,183         153,259         786,841
  Cost of mutual fund shares sold..................         (21,969)        (35,207)       (195,016)       (827,375)
                                                     --------------  --------------  --------------  --------------
    Realized gain (loss) on investments............          (7,277)        (14,024)        (41,757)        (40,534)
  Change in unrealized gain (loss) on investments .           7,256          10,899          44,370        (152,602)
                                                     --------------  --------------  --------------  --------------
    Net gain (loss) on investments.................             (21)         (3,125)          2,613        (193,136)
                                                     --------------  --------------  --------------  --------------
  Reinvested capital gains.........................               -               -               -         104,744
                                                     --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........            (370)         (1,026)           (464)         (7,164)
                                                     --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................               -               -             254             248
  Transfers between funds..........................               -         (18,538)        (32,232)        (75,970)
  Redemptions......................................         (14,208)         (2,024)        (85,020)       (540,179)
  Annuity benefits.................................               -               -            (746)           (781)
  Annual contract maintenance charge (note 2) .....             (28)            (24)           (156)           (352)
  Contingent deferred sales charges (note 2) ......            (105)              -            (386)           (866)
  Adjustments to maintain reserves.................              14               2               -               3
                                                     --------------  --------------  --------------  --------------
      Net equity transactions......................         (14,327)        (20,584)       (118,286)       (617,897)
                                                     --------------  --------------  --------------  --------------

Net change in contract owners' equity..............         (14,697)        (21,610)       (118,750)       (625,061)
Contract owners' equity beginning of period .......          56,435          96,946         973,092       1,616,803
                                                     --------------  --------------  --------------  --------------
contract owners' equity end of period..............  $       41,738          75,336         854,342         991,742
                                                     ==============  ==============  ==============  ==============

                                                              TSFSABIntEq                    TSFSBLgCapVal
                                                     ------------------------------  ------------------------------
                                                          1999            1998             1999            1998
                                                     -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................            699                -           2,124           7,532
  Mortality, expense and administration
    charges (note 2) ..............................         (1,434)          (2,092)         (1,526)         (4,702)
                                                     -------------   --------------  --------------  --------------
    Net investment activity........................           (735)          (2,092)            598           2,830
                                                     -------------   --------------  --------------  --------------

  Proceeds from mutual fund shares sold............         26,998          108,206          58,305         133,141
  Cost of mutual fund shares sold..................        (22,499)         (83,716)        (40,846)        (87,052)
                                                     -------------   --------------  --------------  --------------
    Realized gain (loss) on investments............          4,499           24,490          17,459          46,089
  Change in unrealized gain (loss) on investments .         10,587           25,178          (2,295)         (1,719)
                                                     -------------   --------------  --------------  --------------
    Net gain (loss) on investments.................         15,086           49,668          15,164          44,370
                                                     -------------   --------------  --------------  --------------
  Reinvested capital gains.........................              -                -           4,555          18,832
                                                     -------------   --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........         14,351           47,576          20,317          66,032
                                                     -------------   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................            248              248               -           4,816
  Transfers between funds..........................              -           26,844               -         109,815
  Redemptions......................................        (25,612)        (106,164)        (56,702)       (128,405)
  Annuity benefits.................................              -                -               -               -
  Annual contract maintenance charge (note 2) .....            (36)             (44)            (85)            (92)
  Contingent deferred sales charges (note 2) ......              -              (65)              -               -
  Adjustments to maintain reserves.................              1                3             (81)             37
                                                     -------------   --------------  --------------  --------------
      Net equity transactions......................        (25,400)         (79,178)        (56,868)        (13,829)
                                                     -------------   --------------  --------------  --------------

Net change in contract owners' equity..............        (11,049)         (31,602)        (36,551)         52,203
Contract owners' equity beginning of period .......        221,543          344,152         231,199         701,884
                                                     -------------   --------------  --------------  --------------
contract owners' equity end of period..............        210,494          312,550         194,648         754,087
                                                     =============   ==============  ==============  ==============

                                                                                                        (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-4

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                              TSFSBMMkt
                                                    ------------------------------
                                                        1999              1998
                                                    --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................  $          925          13,358
  Mortality, expense and administration
    charges (note 2) .............................            (291)         (3,490)
                                                    --------------  --------------
    Net investment activity.......................             634           9,868
                                                    --------------  --------------


  Proceeds from mutual fund shares sold...........         137,904          93,139
  Cost of mutual fund shares sold.................        (137,904)        (93,139)
                                                    --------------  --------------
    Realized gain (loss) on investments...........               -               -
  Change in unrealized gain (loss) on investments                -               -
                                                    --------------  --------------
    Net gain (loss) on investments................               -               -
                                                    --------------  --------------
  Reinvested capital gains........................               -               -
                                                    --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........             634           9,868
                                                    --------------  --------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................               -               -
  Transfers between funds.........................         155,938               -
  Redemptions.....................................        (137,554)        (89,551)
  Annuity benefits................................               -               -
  Annual contract maintenance charge (note 2) ....             (60)            (94)
  Contingent deferred sales charges (note 2) .....               -               -
  Adjustments to maintain reserves................              (1)             10
                                                    --------------  --------------
      Net equity transactions.....................          18,323         (89,635)
                                                    --------------  --------------

Net change in contract owners' equity.............          18,957         (79,767)
Contract owners' equity beginning of period ......         114,284         616,437
                                                    --------------  --------------
contract owners' equity end of period.............  $      133,241         536,670
                                                    ==============  ==============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                       8

                          NATIONWIDE VARIABLE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 1999 AND 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community. Presently, the contracts are not actively marketed.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the Greenwich Street Series Fund (Greenwich SSF)
              (formerly Smith Barney Series Fund (Smith Barney SF));
                 Greenwich SSF - Intermediate High Grade Portfolio (GSSFIHiGr)
                   (formerly Smith Barney SF - Intermediate High Grade Portfolio)
                 Greenwich SSF - Total Return Portfolio (GSSFTotRt)
                   (formerly Smith Barney SF - Total Return Portfolio)

              Portfolios of the Smith Barney Variable Account Funds (Smith Barney VAF);
                 Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro)
                 Smith Barney VAF - The Reserve Account Portfolio (SBVAFResAcct)
                 Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio (SBVAFUSGovHQ)

              Portfolios of the Travelers Series Fund Inc.
              (formerly Smith Barney/Travelers Series Fund Inc. (Smith Barney TSF));
                 Travelers Series Fund Inc. - Smith Barney International Equity Portfolio (TSFSBIntEq)
                   (formerly Smith Barney TSF - Smith Barney International Equity Portfolio)
                 Travelers Series Fund Inc. - Smith Barney Large Cap Value Portfolio (TSFSBLgCapVal)
                   (formerly Smith Barney TSF - Smith Barney Income and Growth Portfolio)
                 Travelers Series Fund Inc. - Smith Barney Money Market Portfolio (TSFSBMMkt)
                   (formerly Smith Barney TSF - Smith Barney Money Market Portfolio)

         At June 30, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.


--------------------------------------------------------------------------------

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                                                                 ---------------
NATIONWIDE LIFE INSURANCE COMPANY                                    Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220      U.S. Postage
                                                                       PAID
                                                                  Columbus, Ohio
                                                                  Permit No. 521
                                                                 ---------------










Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company